Financial assets and liabilities - Principal payments of financial debt and projected interest (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2028 USD ($)	Dec. 31, 2028 MXN ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2027 MXN ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2026 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about borrowings [line items]
Financial debt	$ 653,065										$ 273,035		$ 304,937
Financial debt without unamortized cost	777,904
Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	274,975
Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	223,325
Between two and three years
Disclosure of detailed information about borrowings [line items]
Financial debt	68,017
Between three and four years
Disclosure of detailed information about borrowings [line items]
Financial debt	211,587
Asset backed trust notes
Disclosure of detailed information about borrowings [line items]
Financial debt	187,450
Asset backed trust notes | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	44,396
Asset backed trust notes | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	29,597
Asset backed trust notes | Later Than One Year And Not Later Than Two Years | 200 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt	4,900									$ 83,333
Asset backed trust notes | Later Than One Year And Not Later Than Two Years | 175 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt													$ 14,800	$ 250,000
Asset backed trust notes | Between two and three years
Disclosure of detailed information about borrowings [line items]
Financial debt	35,764
Asset backed trust notes | Between two and three years | 200 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt	29,600									500,000
Asset backed trust notes | Between two and three years | 175 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt											$ 29,600	$ 500,000
Asset backed trust notes | Between two and three years | 215 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt						$ 11,100	$ 187,500
Asset backed trust notes | Between three and four years
Disclosure of detailed information about borrowings [line items]
Financial debt	77,693
Asset backed trust notes | Between three and four years | 200 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt	29,600									500,000
Asset backed trust notes | Between three and four years | 175 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt	29,600									500,000
Asset backed trust notes | Between three and four years | 215 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt				$ 44,400	$ 750,000
Asset backed trust notes | Between four and five years | 200 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt	24,700									$ 416,667
Asset backed trust notes | Between four and five years | 175 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt								$ 14,800	$ 250,000
Asset backed trust notes | Between four and five years | 215 Basis Point
Disclosure of detailed information about borrowings [line items]
Financial debt		$ 33,300	$ 562,500
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027
Disclosure of detailed information about borrowings [line items]
Financial debt	57,855
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027 | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	42,908
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027 | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	14,947
Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC
Disclosure of detailed information about borrowings [line items]
Financial debt	35,983
Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	15,130
Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	20,853
Pre-Delivery Payments Financing With GY Aviation Lease 1714 Co. Limited
Disclosure of detailed information about borrowings [line items]
Financial debt	64,495
Pre-Delivery Payments Financing With GY Aviation Lease 1714 Co. Limited | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	25,907
Pre-Delivery Payments Financing With GY Aviation Lease 1714 Co. Limited | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	38,588
Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited
Disclosure of detailed information about borrowings [line items]
Financial debt	107,178
Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	73,373
Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	33,805
Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited
Disclosure of detailed information about borrowings [line items]
Financial debt	43,129
Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	43,129
Acquisition of engines with Tarquin Limited
Disclosure of detailed information about borrowings [line items]
Financial debt	44,052
Acquisition of engines with Tarquin Limited | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	2,241
Acquisition of engines with Tarquin Limited | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	2,384
Acquisition of engines with Tarquin Limited | Between two and three years
Disclosure of detailed information about borrowings [line items]
Financial debt	2,536
Acquisition of engines with Tarquin Limited | Between three and four years
Disclosure of detailed information about borrowings [line items]
Financial debt	36,891
Acquisition of engines with NBB-V11218
Disclosure of detailed information about borrowings [line items]
Financial debt	8,821
Acquisition of engines with NBB-V11218 | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	726
Acquisition of engines with NBB-V11218 | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	772
Acquisition of engines with NBB-V11218 | Between two and three years
Disclosure of detailed information about borrowings [line items]
Financial debt	822
Acquisition of engines with NBB-V11218 | Between three and four years
Disclosure of detailed information about borrowings [line items]
Financial debt	6,501
Acquisition of engines with NBB-V11951
Disclosure of detailed information about borrowings [line items]
Financial debt	8,143
Acquisition of engines with NBB-V11951 | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	670
Acquisition of engines with NBB-V11951 | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	712
Acquisition of engines with NBB-V11951 | Between two and three years
Disclosure of detailed information about borrowings [line items]
Financial debt	758
Acquisition of engines with NBB-V11951 | Between three and four years
Disclosure of detailed information about borrowings [line items]
Financial debt	6,003
Acquisition of several engines with Wilmington Trust SP Services (Dublin)
Disclosure of detailed information about borrowings [line items]
Financial debt	71,507
Acquisition of several engines with Wilmington Trust SP Services (Dublin) | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	7,775
Acquisition of several engines with Wilmington Trust SP Services (Dublin) | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	8,373
Acquisition of several engines with Wilmington Trust SP Services (Dublin) | Between two and three years
Disclosure of detailed information about borrowings [line items]
Financial debt	9,001
Acquisition of several engines with Wilmington Trust SP Services (Dublin) | Between three and four years
Disclosure of detailed information about borrowings [line items]
Financial debt	46,358
Acquisition of engines with NBB Pintail Co., LTD
Disclosure of detailed information about borrowings [line items]
Financial debt	20,540
Acquisition of engines with NBB Pintail Co., LTD | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	745
Acquisition of engines with NBB Pintail Co., LTD | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	799
Acquisition of engines with NBB Pintail Co., LTD | Between two and three years
Disclosure of detailed information about borrowings [line items]
Financial debt	857
Acquisition of engines with NBB Pintail Co., LTD | Between three and four years
Disclosure of detailed information about borrowings [line items]
Financial debt	18,139
Financial debt
Disclosure of detailed information about borrowings [line items]
Financial debt	649,153
Financial debt | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	213,871
Financial debt | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	193,959
Financial debt | Between two and three years
Disclosure of detailed information about borrowings [line items]
Financial debt	49,738
Financial debt | Between three and four years
Disclosure of detailed information about borrowings [line items]
Financial debt	191,585
Accrued interest
Disclosure of detailed information about borrowings [line items]
Financial debt	7,070
Accrued interest | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	7,070
Project interest
Disclosure of detailed information about borrowings [line items]
Financial debt	121,681
Project interest | Not later than one year
Disclosure of detailed information about borrowings [line items]
Financial debt	54,034
Project interest | Later Than One Year And Not Later Than Two Years
Disclosure of detailed information about borrowings [line items]
Financial debt	29,366
Project interest | Between two and three years
Disclosure of detailed information about borrowings [line items]
Financial debt	18,279
Project interest | Between three and four years
Disclosure of detailed information about borrowings [line items]
Financial debt	$ 20,002